Cover	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	CBIZ, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32961
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	6050 Oak Tree Boulevard, South, Suite 500
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock per value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000944148